ORGANIZATION AND BASIS OF PRESENTATION (Schedule of financial information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	$ 10,674		¥ 404,742		¥ 74,307
Accounts receivable (net of allowance of RMB278 (US$40) as of December 31, 2019)	10,591		86,868		73,731
Accounts receivable, allowance	1,027		3,585		7,147
Inventories	624		3,356		4,341
Amounts due from inter-companies	550		20,671		3,833
Total current assets	40,578		1,228,692		282,487
Non-current assets:
Property, plant and equipment, net	272,754		1,219,309		1,898,861
Right of use assets, net	92,947		0		647,080
Long-term Investments	9,329		388,364		64,948
Other non-current assets	1,425		7,876		9,921
Total non-current assets	576,712		3,356,702		4,014,958
Total assets	617,290		4,585,394		4,297,445
Current liabilities:
Accounts payable	1,189		5,438		8,275
Accrued expenses and other liabilities	39,803		418,006		277,101
Income tax payable	108		3,762		752
Amount due to inter-companies	1,454		15,985		10,120
Total current liabilities	90,129		870,265		627,451
Non-current liabilities:
Mandatorily redeemable noncontrolling interests	0		434,216		0
Operating lease liabilities non-current	31,431		0		218,817
Total non-current liabilities	255,789		1,441,248		1,780,756
Total liabilities	345,918		2,311,513		2,408,207
Net Revenues	28,493	¥ 198,363	190,898	¥ 330,977
Net loss	(50,575)	(352,092)	(259,297)	(285,684)
Net cash (used in) operating activities	(28,058)	(195,347)	(38,591)	26,732
Net cash generated from (used in) investing activities	(153,913)	(1,071,507)	(1,000,355)	(313,010)
Net cash generated from financing activities	73,726	513,268	1,203,042	189,899
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	166	1,161	459	157
Net (decrease) increase in cash	(108,079)	(752,425)	164,555	(96,222)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash			15,935
Accounts receivable (net of allowance of RMB278 (US$40) as of December 31, 2019)			4,494
Inventories			1,946
Prepayments and other current assets			1,986
Amounts due from inter-companies			80,523
Total current assets			104,884
Non-current assets:
Property, plant and equipment, net			281,395
Intangible assets, net			100
Long-term Investments			31,496
Other non-current assets			464
Total non-current assets			313,455
Total assets			418,339
Current liabilities:
Accounts payable	0		462		0
Accrued expenses and other liabilities	0		42,681		0
Income tax payable	0		2,870		0
Total current liabilities	0		46,013		0
Non-current liabilities:
Accrued unrecognized tax benefits & surcharge, non current portion	0		20,208		0
Mandatorily redeemable noncontrolling interests	0		434,216		0
Total non-current liabilities	0		454,424		0
Total liabilities	0		500,437		¥ 0
Net Revenues	4,912	34,196	41,350	28,673
Net loss	(16,407)	(114,225)	(95,788)	(141,188)
Net cash (used in) operating activities	(3,539)	(24,640)	(260,884)	(54,113)
Net cash generated from (used in) investing activities	(1,452)	(10,107)	221,130	(5,582)
Net cash generated from financing activities	2,991	20,820	41,886	56,787
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	44	304	600	748
Net (decrease) increase in cash	$ (1,957)	¥ (13,623)	¥ 2,732	¥ (2,160)